Certnys

1-38140

**Silvio Conte (Joe)**
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

NYSE

17010395

June 29, 2017

Received SEC

JUN 29 2017

Washington, DC 20549

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The NYSE MKT certifies its approval for listing and registration of the Warrants, each to purchase one Ordinary Share of CAPITOL ACQUISITION HOLDING COMPANY LTD. (Name to be changed to Cision Ltd.), under the Exchange Act of 1934.

Sincerely,